Expense Example - WisdomTree Alternative Income Fund - WisdomTree Alternative Income Fund Shares	Jul. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 433
Expense Example, with Redemption, 3 Years	1,309
Expense Example, with Redemption, 5 Years	2,197
Expense Example, with Redemption, 10 Years	$ 4,470